Promissory Notes	12 Months Ended
Dec. 31, 2020
Promissory Notes
Promissory Notes

17.	Promissory Notes

In May 2018, the Company’s then Chief Executive Officer began advancing funds to the Company in order to meet minimum operating needs. Such advances were made pursuant to promissory notes that were due on demand, with interest at the minimum applicable federal rate, which ranged from 2.18% to 2.38%. As of December 31, 2019, the total principal amount of advances outstanding were $319,351 (including accrued interest of $12,574) (see Note 25). As of December 31, 2020, the note was repaid (further details are provided in Note 20).